PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment - Later than one year and not later than six years [Member] - Manufacturer [Member]	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	50
Airbus S.A.S [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	44
A320-NEO Family [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	42
A350 Family [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
The Boeing Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	6
Boeing 787-9 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	6